Stockholder’s Equity (Details Narrative) - USD ($)					1 Months Ended				3 Months Ended						9 Months Ended		12 Months Ended
	Feb. 28, 2023	Feb. 13, 2023	Nov. 30, 2022	Oct. 05, 2022	Feb. 28, 2023	Nov. 30, 2022	Jun. 30, 2022	Jun. 30, 2020	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 31, 2022	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized									10,000,000						10,000,000		10,000,000
Preferred stock, par or stated value per share									$ 0.00001						$ 0.00001		$ 0.00001
Preferred stock, shares issued																		0
Number of common stock				10													10
Preferred stock value									$ 1						$ 1		$ 1
Stock split, description								BullFrog AI Holdings, Inc. acquired BullFrog AI, Inc. via a 1:1 share exchange. Immediately prior to the share exchange, each authorized common share of BullFrog AI, Inc. was split into 25 shares of common stock
Common stock, shares authorized									100,000,000						100,000,000		100,000,000	100,000,000
Common stock, par or stated value per share									$ 0.00001						$ 0.00001		$ 0.00001	$ 0.00001
Conversion of convertibe notes value											$ 1,535,615		$ 226,138				$ 226,138
Shares issued value										$ 1,494,658							$ 189,828
Common stock, shares outstanding									6,094,644						6,094,644		4,021,935	4,622,789
Reverse stock split																	1-for-7 reverse stock split
Number of options forfeitures																	399,354
Share based compensation granted															438,500			29,286
Original life															9 years 2 months 1 day		7 years 29 days
Share-based payment arrangement, expensed and capitalized, amount															$ 511,177	$ 290,876	$ 340,152	$ 98,951
Option vested shares																	16,661	1,310
Option vested expired shares																		(66,524)
Weighted average remaining contractual term															8 years 7 months 20 days
Warrant shares																	92,859	92,859
Warrants shares, outstanding									3,796,164						3,796,164
Conversion of stock, shares																	205,984
Conversion of convertible notes value																226,138	$ 226,138
Shares, issued for services					7,692					436,533								29,286
Value, issued for services					$ 50,000						$ 50,000
Proceeds from exercise of warrant										$ 1,494,658					$ 1,494,658
Number of options																	753,174	927,373
Weighted-average grant-date fair value of options granted															$ 3.20
Compensation expense related to stock options									$ 116,410			$ 51,536			$ 475,465	$ 290,876
Unrecognized compensation expense									$ 936,000						$ 936,000		$ 1,803
Weighted-average period															2 years 1 month 6 days
Weighted average period term															4 months 24 days
Tradeable Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price	$ 7.80				$ 7.80
Sale of stock, description					Each Unit consisted of one share of the Company’s common stock, one tradeable warrant (each, a “Tradeable Warrant,” collectively, the “Tradeable Warrants”) to purchase one share of common stock at an exercise price of $7.80 per share
Non-Tradeable Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price	8.125				$ 8.125
Sale of stock, description					non-tradeable warrant (each, a “Non-tradeable Warrant,” collectively, the “Non-tradeable Warrants”; together with the Tradeable Warrants, each, a “Warrant,” collectively, the “Warrants”) to purchase one share of the Company’s common stock at an exercise price of $8.125.
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split		completed a 1-for-7 reverse split of our common stock.
Warrant shares			276,289			276,289
Conversion of stock, shares			276,289		331,166
Conversion of convertible notes value			$ 25,000,000
Additional shares issued					1,297,318
Issue price per share	$ 6.50				$ 6.50
Gross proceeds					$ 8,400,000
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options forfeitures														399,354
Share based compensation granted																		29,286
Original life																		10 years
Award period																		48 months
Warrants shares vested																		1,310
Share-based payment arrangement, expensed and capitalized, amount																	2,010	$ 157
Share-based payment arrangement, expensed and capitalized, amount																	$ 16,601
Option vested shares																	16,661	1,310
Option vested expired shares																		66,524
Weighted average remaining contractual term																	7 years 29 days	7 years 4 months 17 days
Fair value of warrants																	$ 6,951	$ 4,941
Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized									5,500,000						5,500,000		5,500,000
Preferred stock, par or stated value per share									$ 0.00001						$ 0.00001		$ 0.00001
Preferred stock, shares issued									73,449						73,449		73,449
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																	5,500,000	5,500,000
Preferred stock, par or stated value per share																	$ 0.00001	$ 0.00001
Preferred stock, shares issued																	73,449	0
Preferred stock value				$ 315,000
Note Holder [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of convertible securities, shares																	205,984
Exchange Agreement [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of convertible securities, shares																	734,429
Exchange Agreement [Member] | Investor [Member] | Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of convertible securities, shares				73,449
Prior Agreements And New Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares cancelled																	112,225
Twenty Twenty Two Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Award period						10 years
Award authorized under the plan			900,000			900,000			461,500						461,500
Increased payment award, percentage						15.00%
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of convertible securities, shares											331,166		205,984				205,984
Conversion of convertibe notes value											$ 3		$ 2				$ 2
Shares cancelled																	112,225
Number of shares issued											1,297,318
Shares issued value										$ 4
Shares cancelled													112,225
Shares, issued for services											7,692
Value, issued for services											$ 1
Number of options															507,717	484,525	56,242	486,571
Common Stock [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split					completed a 1-for-7 reverse split of our common stock.
Common Stock [Member] | Exchange Agreement [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of convertible securities, shares				734,492
Common Stock [Member] | License Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																	38,879
Shares issued value																	$ 189,828
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants shares vested															22,939		174,105	0
Weighted average remaining contractual term																	7 years 1 month 17 days	7 years 8 months 23 days
Fair value of warrants																	$ 324,283	$ 149,688
Share based compensation granted															3,195,906	56,623	123,660	431,659
Contractual life and vesting period, description															The warrants have an original life of ten years and vest immediately and over 12 months.		The warrants have an original life of four to ten years and vest immediately and over 12 months.	The warrants have an original life of ten years and vest at different rates over as much as 36 months.
Intrinsic value															$ 35,712		$ 337,269
Warrant shares																	51,941	138,929
Warrants reclassified with intrinsic value																	$ 11,097
Warrant shares, forfeited																	42,057		99,000
Fair value of warrants							$ 11,097						$ 11,097					$ 28,683
Warrant shares forfeiture							200,000										298,088
Warrant shares							50,735						50,735
Exercise price																			$ 1
Warrants shares, outstanding																	752,945	927,516
Vested shares																	696,932	617,492		479,940
Intrinsic value																	$ 337,263	$ 22,208
Warrant exercised										436,533
Number of options															3,796,164	5,270,617
Warrant shares, forfeited																	$ 1,883
Compensation expense									$ 5,050			$ 51,086			$ 35,712	$ 289,317
Warrant [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional shares issued	276,452
Issue price per share	$ 4.27				$ 4.27
Weighted average period term	5 years
Warrant [Member] | Underwriters [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional shares issued	18,000
Issue price per share	$ 8.125				8.125
Weighted average period term	4 years
Warrant [Member] | Advisors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation granted																		200,000
Contractual life and vesting period, description																		The warrants have an original life of five years and vest 30 days before the intended IPO
Fair value of warrants																		$ 12,462
Warrant [Member] | Convertible Bridge Debt Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant shares																		92,859
Fair value of warrants																		$ 12,980
Warrants and rights outstanding term																		5 years
Warrant [Member] | New Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant shares																			115,185
Fair value of warrants																			$ 15,412
Exercise price																			$ 2.50
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant shares, forfeited																			195,000
Warrant One [Member] | New Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant shares																			225,000
Fair value of warrants																			$ 64,978
Exercise price																			$ 2.50
Tradable Warrant [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional shares issued	1,297,318
Issue price per share	$ 7.80				7.80
Weighted average period term	5 years
Tradable Warrant [Member] | Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional shares issued	153,409
Issue price per share	$ 7.80				7.80
Weighted average period term	5 years
Non Tradable Warrant [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional shares issued	1,297,318
Issue price per share	$ 8.125				8.125
Weighted average period term	5 years
Non Tradable Warrant [Member] | Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional shares issued	153,409
Issue price per share	$ 8.125				$ 8.125
Weighted average period term	5 years
Unvested Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrecognized compensation expense															6,556